[Janus Capital Letterhead]

November 2, 2021

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.    There are no changes to the following Prospectuses and Statements of Additional Information (“SAI”) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 303 (“PEA No. 303”) on October 28, 2021, pursuant to Rule 485(b) under the 1933 Act:

•	Multi-Asset Funds Prospectuses ~ Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth
•	Money Market Funds Prospectuses
•	Quantitative Equity Funds Prospectuses
•	U.S. Equity Funds Prospectuses
•	Multi-Asset Funds SAI ~ Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth
•	Money Market Funds SAI
•	U.S. Equity Funds SAI
•	Fixed Income, Multi-Asset, Quantitative Equity, and U.S. Equity Funds SAI

2.    The text of PEA No. 303 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosure (via EDGAR only)

cc:	Abigail Murray, Esq.
Thea Kelley